FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Credit risk (Details)	12 Months Ended
Jun. 30, 2021 USD ($)
Trade and other receivables
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Gross carrying amount-trade receivables	$ 94,642,675
Loss allowance	5,858,503
Loss allowance of IAS 29 effect and Currency conversion	$ 10,107
Trade and other receivables | Current
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Expected loss rate	0.21%
Gross carrying amount-trade receivables	$ 78,286,114
Loss allowance	$ 161,963
Trade and other receivables | More Than 15 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Expected loss rate	0.21%
Gross carrying amount-trade receivables	$ 2,192,641
Loss allowance	$ 4,536
Trade and other receivables | More Than 30 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Expected loss rate	0.21%
Gross carrying amount-trade receivables	$ 1,145,112
Loss allowance	$ 2,369
Trade and other receivables | More Than 60 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Expected loss rate	0.24%
Gross carrying amount-trade receivables	$ 2,396,153
Loss allowance	$ 5,796
Trade and other receivables | More Than 90 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Expected loss rate	0.25%
Gross carrying amount-trade receivables	$ 3,031,050
Loss allowance	$ 7,719
Trade and other receivables | More Than 120 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Expected loss rate	0.39%
Gross carrying amount-trade receivables	$ 1,174,948
Loss allowance	$ 4,589
Trade and other receivables | More Than 180 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Expected loss rate	0.21%
Gross carrying amount-trade receivables	$ 756,820
Loss allowance	$ 1,587
Trade and other receivables | More Than 365 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Expected loss rate	100.00%
Gross carrying amount-trade receivables	$ 5,659,837
Loss allowance	$ 5,659,837
Credit risk
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Customer portfolio insurance coverage (as a percent)	50.00%